Fair Value Measurements (Details) - Recurring [Member]	Dec. 31, 2014 USD ($)
Liabilities:
Warrant liability	$ 266,524
Level 1 [Member]
Liabilities:
Warrant liability
Level 2 [Member]
Liabilities:
Warrant liability
Level 3 [Member]
Liabilities:
Warrant liability	$ 266,524